CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	¥ 243	¥ 176
Land use right	1,495
Right-of-use assets	283	311
Intangible assets	2,829	2,020
Goodwill	19,121	17,492
Investments accounted for using equity method	3,599	2,255
Financial assets at fair value through other comprehensive income	7,302	9,771
Other investments	199	349
Prepayments, deposits and other assets	743	956
Deferred tax assets	346	303
Term deposits	4,303	2,953
Total non-current assets	40,463	36,586
Current assets
Inventories	24	18
Accounts receivable	3,610	2,800
Prepayments, deposits and other assets	2,731	2,846
Other investments	37	37
Short-term investments	1,029
Term deposits	12,769	14,858
Cash and cash equivalents	6,591	11,128
Total current assets	26,791	31,687
Total assets	67,254	68,273
Equity attributable to equity holders of the Company
Share capital	2	2
Additional paid-in capital	36,238	35,044
Shares held for share award schemes	(183)	(78)
Treasury shares	(3,660)	(134)
Other reserves	3,726	6,300
Retained earnings	14,194	11,111
Equity attributable to equity holders of the Company	50,317	52,245
Non-controlling interests	738	486
Total equity	51,055	52,731
Non-current liabilities
Notes payable	5,062	5,175
Accounts payable	93	136
Other payables and other liabilities	32	68
Deferred tax liabilities	271	265
Lease liabilities	205	218
Deferred revenue	86	78
Total non-current liabilities	5,749	5,940
Current liabilities
Accounts payable	4,329	3,565
Other payables and other liabilities	3,832	3,881
Current tax liabilities	363	445
Lease liabilities	92	103
Deferred revenue	1,834	1,608
Total current liabilities	10,450	9,602
Total liabilities	16,199	15,542
Total equity and liabilities	¥ 67,254	¥ 68,273